S&P MIDCAP INDEX FUND

Portfolio of Investments (Unaudited)

5/31/2021

Security Description	Shares	Value
Common Stock (99.63%)

Basic Materials (4.51%)
Ashland Global Holdings Inc	3,073	$291,443
Cabot Corp	3,138	199,514
The Chemours Co	9,173	329,586
Cleveland-Cliffs Inc*,#	25,505	513,161
Commercial Metals Co	6,656	209,464
Compass Minerals International Inc	2,041	142,666
Ingevity Corp*	2,247	184,951
Minerals Technologies Inc	1,876	163,212
NewMarket Corp	405	139,008
Olin Corp	8,024	392,293
Reliance Steel & Aluminum Co	3,526	592,615
Royal Gold Inc	3,663	453,370
RPM International Inc	7,340	686,510
Sensient Technologies Corp	2,347	203,602
Steel Dynamics Inc	11,287	704,647
United States Steel Corp	14,573	377,878
Valvoline Inc	10,450	344,850
Total Basic Materials		5,928,770

Communications (2.84%)
Cable One Inc	292	530,144
Ciena Corp*	8,581	453,677
FactSet Research Systems Inc	2,145	717,202
Iridium Communications Inc*	6,514	248,900
Just Eat Takeaway.com NV*	5,140	308,965
The New York Times Co	8,025	343,631
TEGNA Inc	12,638	245,051
Telephone and Data Systems Inc	5,893	151,568
TripAdvisor Inc*	5,427	235,803
Viasat Inc*	3,475	184,801
World Wrestling Entertainment Inc	2,835	158,306
Yelp Inc*	3,849	154,383
Total Communications		3,732,431

Consumer, Cyclical (16.12%)
Adient PLC*	5,245	262,565
American Eagle Outfitters Inc	8,412	298,037
AutoNation Inc*	3,054	311,905
Avient Corp	5,185	269,516
BJ's Wholesale Club Holdings Inc*	7,361	329,699
Boyd Gaming Corp*	4,450	286,536
Brunswick Corp	4,312	440,816
Capri Holdings Ltd*	8,349	473,472
Carter's Inc	2,419	247,319
Casey's General Stores Inc	2,047	452,059
Choice Hotels International Inc*	1,626	196,600
Churchill Downs Inc	1,968	392,675
Cinemark Holdings Inc*	6,423	145,545
Columbia Sportswear Co	1,749	179,675
Cracker Barrel Old Country Store Inc	1,323	208,664
Dana Inc	8,386	227,512
Deckers Outdoor Corp*	1,565	524,964
Dick's Sporting Goods Inc	3,644	355,399
FirstCash Inc	2,314	184,472
Five Below Inc*	3,119	574,270
Foot Locker Inc	5,887	372,588
Fox Factory Holding Corp*	2,181	339,102
Gentex Corp	13,581	482,126

The Goodyear Tire & Rubber Co*	13,550	268,697
Harley-Davidson Inc	8,141	394,594
Healthcare Services Group Inc	4,466	133,935
Herman Miller Inc	3,558	170,072
IAA Inc*	7,664	436,618
Jack in the Box Inc	1,378	156,541
JetBlue Airways Corp*	17,800	357,780
KAR Auction Services Inc*	7,759	139,196
KB Home	5,162	241,633
Kohl's Corp	8,755	485,815
Lear Corp	3,046	588,975
Lithia Motors Inc	1,500	527,985
Marriott Vacations Worldwide Corp*	2,090	360,086
Mattel Inc*	19,592	415,546
MSC Industrial Direct Co Inc	2,536	239,398
Murphy USA Inc	1,404	189,273
Nordstrom Inc*	6,132	205,667
Nu Skin Enterprises Inc	2,969	178,615
Ollie's Bargain Outlet Holdings Inc*	3,186	275,398
Papa John's International Inc	1,854	174,183
Polaris Inc	3,214	421,741
RH*	865	554,508
Scientific Games Corp*	3,258	236,335
The Scotts Miracle-Gro Co	2,308	501,690
Six Flags Entertainment Corp*	4,202	190,897
Skechers USA Inc*	7,802	370,595
Taylor Morrison Home Corp*	7,244	214,567
Tempur Sealy International Inc	9,908	381,458
Texas Roadhouse Inc	3,628	365,376
Thor Industries Inc	3,068	377,364
Toll Brothers Inc	6,211	405,206
Travel + Leisure Co	4,871	317,346
Tri Pointe Homes Inc*	6,608	159,385
Univar Solutions Inc*	9,540	258,439
Urban Outfitters Inc*	3,844	150,531

Visteon Corp*	1,554	190,303

Watsco Inc	1,853	539,964
The Wendy's Co	10,001	232,223
Williams-Sonoma Inc	4,246	719,867
Wingstop Inc	1,645	234,709
World Fuel Services Corp	3,940	121,076
Wyndham Hotels & Resorts Inc	5,203	390,537
YETI Holdings Inc*	4,150	363,540
Total Consumer, Cyclical		21,193,180

Consumer, Non-Cyclical (17.16%)
Acadia Healthcare Co Inc*	4,932	317,424
Adtalem Global Education Inc*	2,780	101,136
Amedisys Inc*	1,813	468,425
Arrowhead Pharmaceuticals Inc*	5,777	419,410
ASGN Inc*	2,965	305,662
Avis Budget Group Inc*	2,879	252,834
Bio-Techne Corp(a)	2,153	890,976
The Boston Beer Co Inc*	514	543,894
The Brink's Co	2,739	206,548
Cantel Medical Corp*	2,257	183,562
Chemed Corp	889	436,801
CoreLogic Inc	4,055	322,373
Coty Inc*	12,121	107,998
Darling Ingredients Inc*	9,147	626,204
Emergent BioSolutions Inc*	2,551	154,718
Encompass Health Corp	5,510	472,703
Envista Holdings Corp*	8,875	387,305
Exelixis Inc*	17,704	399,225
Flowers Foods Inc	11,215	270,169
FTI Consulting Inc*	1,898	261,070
Globus Medical Inc*	4,207	303,156
Graham Holdings Co	224	148,409
Grand Canyon Education Inc*	2,596	236,080
Grocery Outlet Holding Corp*	4,882	166,330
H&R Block Inc	9,215	228,716
Haemonetics Corp*	2,814	158,878

The Hain Celestial Group Inc*	4,840	197,278
Halozyme Therapeutics Inc*	7,274	301,216
HealthEquity Inc*	4,363	362,653
Helen of Troy Ltd*	1,352	284,569
Hill-Rom Holdings Inc	3,720	413,962
ICU Medical Inc*	1,078	224,289
Ingredion Inc	3,720	353,140
Insperity Inc	2,038	187,883
Integra LifeSciences Holdings Corp*	3,953	272,955
Jazz Pharmaceuticals PLC*	3,129	557,369
John Wiley & Sons Inc	2,636	167,070
Lancaster Colony Corp	1,153	215,231
LHC Group Inc*	1,750	344,488
Ligand Pharmaceuticals Inc*	994	116,994
LivaNova PLC*	2,820	235,583
LiveRamp Holdings Inc*	3,739	187,847
ManpowerGroup Inc	3,049	368,899
Masimo Corp*	2,858	616,185
Medpace Holdings Inc*	1,529	255,435
Molina Healthcare Inc*	3,215	808,122
Nektar Therapeutics*	10,250	185,218
Neogen Corp*	2,604	240,375
Neurocrine Biosciences Inc*	5,208	501,114
NuVasive Inc*	2,872	195,870
Patterson Cos Inc	5,190	168,883
Paylocity Holding Corp*	2,089	354,775
Penumbra Inc*	1,871	466,085
Pilgrim's Pride Corp*	2,700	64,908
Post Holdings Inc*	3,395	392,224
PRA Health Sciences Inc*	3,555	607,621
Progyny Inc*	1,523	97,533
Quidel Corp*	1,964	231,968
R1 RCM Inc*	5,102	118,111
Repligen Corp*	2,730	498,525
Sabre Corp*	16,503	228,567
Sanderson Farms Inc	1,188	193,347
Service Corp International	9,393	498,017
Sprouts Farmers Market Inc*	7,118	189,339
STAAR Surgical Co*	2,560	373,837
Strategic Education Inc	1,374	97,334
Syneos Health Inc*	4,593	403,725
Tenet Healthcare Corp*	5,708	381,922
Tootsie Roll Industries Inc	1,129	35,323
TreeHouse Foods Inc*	3,098	150,904
United Therapeutics Corp*	2,463	457,872
WEX Inc*	2,445	479,000
WW International Inc*	2,743	107,800
Total Consumer, Non-Cyclical		22,561,371

Energy (2.35%)
Antero Midstream Corp	17,306	166,138
ChampionX Corp*	10,834	287,101
Cimarex Energy Co	5,700	386,175
CNX Resources Corp*	11,242	153,116
EQT Corp*	14,895	311,008
Equitrans Midstream Corp	20,127	165,846
First Solar Inc*	4,363	332,068
Murphy Oil Corp	8,004	173,607
SolarEdge Technologies Inc*,(a)	2,832	730,684
Sunrun Inc*	8,648	386,739
Total Energy		3,092,482

Financial (25.06%)
Banks (7.37%)
Associated Banc-Corp	8,584	197,346
BancorpSouth Bank	5,591	170,973
Bank of Hawaii Corp	2,220	199,223
Bank OZK	6,752	288,378
Cathay General Bancorp	4,150	172,972

CIT Group Inc	5,707	302,357
Commerce Bancshares Inc	6,030	469,616
Cullen/Frost Bankers Inc	3,116	376,132

East West Bancorp Inc	7,991	597,567
First Financial Bankshares Inc	7,915	398,520
First Horizon Corp	29,803	568,343
FNB Corp	17,881	239,784
Fulton Financial Corp	9,889	171,376
Glacier Bancorp Inc	5,299	308,667
Hancock Whitney Corp	4,789	237,103
Home BancShares Inc	8,489	232,259
International Bancshares Corp	3,086	143,190
PacWest Bancorp	6,472	292,340
Pinnacle Financial Partners Inc	4,336	394,229
Prosperity Bancshares Inc	5,175	389,419
Signature Bank	3,214	802,697
Synovus Financial Corp	8,228	404,159
TCF Financial Corp	8,452	401,470
Texas Capital Bancshares Inc*	2,817	194,035
Trustmark Corp	3,872	129,906
UMB Financial Corp	2,395	231,620
Umpqua Holdings Corp	12,205	232,871
United Bankshares Inc	6,634	273,254
Valley National Bancorp	23,601	337,966
Webster Financial Corp	5,037	285,497
Wintrust Financial Corp	3,194	256,861
		9,700,130
Diversified Financial Service (3.00%)
Affiliated Managers Group Inc	2,363	387,532
Alliance Data Systems Corp	2,799	338,819
Evercore Inc	2,355	343,500
Federated Hermes Inc	5,231	166,346
Interactive Brokers Group Inc	4,471	300,719
Janus Henderson Group PLC	8,514	327,874
Jefferies Financial Group Inc	11,467	368,435
LendingTree Inc*	603	123,766
Navient Corp	10,555	192,840
PROG Holdings Inc	3,750	197,700
SEI Investments Co	6,604	418,958
SLM Corp	18,581	376,265
Stifel Financial Corp	5,743	397,875
		3,940,629
Insurance (4.69%)
Alleghany Corp*	775	555,342
American Financial Group Inc	3,880	516,273
Brighthouse Financial Inc*	4,960	241,354
Brown & Brown Inc	13,111	688,590
CNO Financial Group Inc	8,004	212,586
Essent Group Ltd	6,431	307,659
First American Financial Corp	6,187	397,886
The Hanover Insurance Group Inc	2,130	297,114
Kemper Corp	3,430	256,804
Kinsale Capital Group Inc	1,181	196,589
Mercury General Corp	1,634	103,922
MGIC Investment Corp	16,627	244,749
Old Republic International Corp	15,672	411,547
Primerica Inc	2,232	362,053
Reinsurance Group of America Inc	3,798	478,662
RenaissanceRe Holdings Ltd	2,661	410,113
RLI Corp	2,209	233,005
Selective Insurance Group Inc	3,316	249,595
		6,163,843
Real Estate (9.44%)
American Campus Communities Inc	7,627	359,689
Apartment Income REIT Corp	8,250	384,285
Brixmor Property Group Inc	16,431	373,148
Camden Property Trust	5,397	676,676
CoreSite Realty Corp	2,286	277,178
Corporate Office Properties Trust	6,752	186,355
Cousins Properties Inc	8,551	317,157
CyrusOne Inc	6,595	486,381
Douglas Emmett Inc	9,604	333,451
EastGroup Properties Inc	2,238	353,783
EPR Properties*	4,167	204,808
First Industrial Realty Trust Inc	7,397	374,584

Healthcare Realty Trust Inc	7,860	238,472
Highwoods Properties Inc	6,044	276,090
Hudson Pacific Properties Inc	8,369	242,617
JBG SMITH Properties	6,347	204,437
Jones Lang LaSalle Inc*	2,843	574,997
Kilroy Realty Corp	5,682	398,933
Lamar Advertising Co	4,619	484,164
Life Storage Inc	4,077	405,417
The Macerich Co	6,213	98,849
Medical Properties Trust Inc	32,668	691,582
National Retail Properties Inc	9,304	431,240
National Storage Affiliates Trust	2,670	123,087
Omega Healthcare Investors Inc	12,731	466,209
Park Hotels & Resorts Inc*	13,160	273,596
Pebblebrook Hotel Trust	7,871	175,917
Physicians Realty Trust	11,481	208,151
PotlatchDeltic Corp	3,706	223,101
PS Business Parks Inc	1,112	172,316
Rayonier Inc	7,791	297,538

Rexford Industrial Realty Inc	7,402	408,812

Sabra Health Care REIT Inc	11,960	208,941

Service Properties Trust	9,588	120,425
SL Green Realty Corp	3,906	309,433
Spirit Realty Capital Inc	5,819	275,006
STORE Capital Corp	12,450	428,280
Urban Edge Properties	6,939	134,270
Weingarten Realty Investors	7,047	230,930
		12,430,305
Savings&Loans (0.56%)
New York Community Bancorp Inc	25,710	307,749

Sterling Bancorp	10,983	292,587
Washington Federal Inc	4,201	140,061
		740,397

Total Financial		32,975,304

Industrial (20.16%)
Acuity Brands Inc	2,041	379,116
AECOM*	8,355	543,159
AGCO Corp	3,403	470,873
AptarGroup Inc	3,587	528,401
Arrow Electronics Inc*	4,186	503,701
Avnet Inc	5,517	243,079
Axon Enterprise Inc*	3,457	486,020
Belden Inc	2,251	113,901
Builders FirstSource Inc*	11,368	506,331
Carlisle Cos Inc	2,958	568,883
Clean Harbors Inc*	2,859	266,173
Cognex Corp(a)	9,665	767,304
Coherent Inc*	1,354	355,574
Colfax Corp*	6,495	287,079
Crane Co	2,785	265,940
Curtiss-Wright Corp	2,322	290,993
Donaldson Co Inc	7,045	433,902
Dycom Industries Inc*	1,697	127,139
Eagle Materials Inc	2,332	342,244
EMCOR Group Inc	3,138	395,733
Energizer Holdings Inc	3,289	151,426
EnerSys	2,359	222,312
Flowserve Corp	7,337	311,015
Fluor Corp*	7,046	130,351
GATX Corp	1,939	191,302
Graco Inc	9,415	712,904
Greif Inc	1,668	102,932
Hexcel Corp*	4,708	279,938
Hubbell Inc	3,028	577,258
II-VI Inc*	5,436	366,223
ITT Inc	4,825	453,068
Jabil Inc	7,569	427,270
Kennametal Inc	4,827	181,061
Kirby Corp*	3,327	217,353
Knight-Swift Transportation Holdings Inc	6,796	324,373

Landstar System Inc	2,143	365,382
Lennox International Inc	1,903	665,917
Lincoln Electric Holdings Inc	3,398	436,915
Littelfuse Inc	1,350	352,674
Louisiana-Pacific Corp	5,904	396,808
MasTec Inc*	3,168	368,533
MDU Resources Group Inc	11,113	374,064
Mercury Systems Inc*	3,236	211,796
The Middleby Corp*	2,900	476,412
MSA Safety Inc	2,076	348,893
National Instruments Corp	6,872	280,378
Nordson Corp	2,981	660,858
nVent Electric PLC	9,376	305,095
Oshkosh Corp	3,779	496,712
Owens Corning	5,817	620,383
Regal Beloit Corp	2,291	325,849
Ryder System Inc	3,105	253,958
Silgan Holdings Inc	4,332	182,507
Simpson Manufacturing Co Inc	2,135	239,803
Sonoco Products Co	5,565	375,749
Stericycle Inc*	5,074	398,613
SYNNEX Corp	2,380	301,308
Terex Corp	3,952	206,966
Tetra Tech Inc	3,009	359,485
The Timken Co	3,817	337,614
TopBuild Corp*	1,687	334,110
The Toro Co	5,993	665,762
Trex Co Inc*	6,537	636,769
Trinity Industries Inc	5,026	139,622
Universal Display Corp	2,394	516,769
Valmont Industries Inc	1,193	295,864
Vishay Intertechnology Inc	7,974	191,934
Vontier Corp	9,493	333,014
Werner Enterprises Inc	2,668	128,037
Woodward Inc	3,285	417,786
Worthington Industries Inc	2,014	133,669
XPO Logistics Inc*	5,756	845,729
Total Industrial		26,506,068

Technology (8.32%)
ACI Worldwide Inc*	6,501	248,728
Amkor Technology Inc	5,924	124,996

Aspen Technology Inc*	3,760	513,127
Blackbaud Inc*	2,682	189,591

Brooks Automation Inc	4,091	417,650
CACI International Inc*	1,397	356,179

CDK Global Inc	6,744	352,981
Ceridian HCM Holding Inc*	6,947	621,479
Cirrus Logic Inc*	3,261	254,586
CMC Materials Inc	1,695	261,589
CommVault Systems Inc*	2,533	192,939
Concentrix Corp*	2,380	363,474
Cree Inc*	6,115	611,561
Fair Isaac Corp*,(a)	1,637	828,420
Genpact Ltd	9,700	443,678

J2 Global Inc*	2,375	295,759
KBR Inc	7,951	323,924
Lattice Semiconductor Corp*	7,569	401,687
Lumentum Holdings Inc*	4,247	345,578
Manhattan Associates Inc*	3,548	482,457
Maximus Inc	3,508	325,086
MKS Instruments Inc	3,055	575,043
NCR Corp*	7,171	345,642
NetScout Systems Inc*	3,968	116,659

Qualys Inc*	1,539	148,791
Sailpoint Technologies Holdings Inc*	4,474	208,175
Science Applications International Corp	2,858	256,820
Semtech Corp*	3,680	231,840
Silicon Laboratories Inc*	2,527	345,087
Synaptics Inc*	1,913	241,669
Teradata Corp*	6,057	289,949
Xerox Holdings Corp	9,398	220,383
Total Technology		10,935,527

Utilities (3.11%)
ALLETE Inc	2,880	198,403
Black Hills Corp	3,620	238,160
Essential Utilities Inc	12,576	601,133
Hawaiian Electric Industries Inc	6,349	273,324
IDACORP Inc	2,936	287,581
National Fuel Gas Co	5,201	269,880
New Jersey Resources Corp	5,564	237,694
NorthWestern Corp	3,039	192,521
OGE Energy Corp	11,085	382,433
ONE Gas Inc	3,072	228,311
PNM Resources Inc	4,449	218,535
Southwest Gas Holdings Inc	3,218	212,420
Spire Inc	3,071	220,068
UGI Corp	11,636	535,838
Total Utilities		4,096,301

Total Common Stock (Cost $77,088,196)		131,021,434

Collateral Received for Securities on Loan (0.40%)
Mount Vernon Liquid Assets Portfolio (Cost $523,917)	523,917	523,917

Total Investments (Cost $77,612,113)(b) (100.03%)		$131,545,351
Other Net Assets (-0.03%)		(35,725)
Net Assets (100.00%)		$131,509,626

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at May 31, 2021

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $77,712,279

At May 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$57,006,628
Unrealized depreciation	(3,173,556)
Net unrealized appreciation	$53,833,072

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at May 31, 2021:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Depreciation
1 / JUN 2021 / Long / CME	$276,680	$272,670	$(4,010)